Junior Subordinated Debentures (Summary Of The Company's Junior Subordinated Debentures) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Junior Subordinated Debentures	$ 249,493,000	$ 249,493,000
Contractual rate	2.73%
Maturity Date	Dec. 15, 2013
Wintrust Capital Trust III [Member]
Common Securities	774,000
Trust Preferred Securities	25,000,000
Junior Subordinated Debentures	25,774,000	25,774,000
Rate Structure	L+3.25
Contractual rate	3.65%
Issue Date	04/2003
Maturity Date	Apr. 01, 2033
Earliest Redemption Date	04/2008
Wintrust Statutory Trust IV [Member]
Common Securities	619,000
Trust Preferred Securities	20,000,000
Junior Subordinated Debentures	20,619,000	20,619,000
Rate Structure	L+2.80
Contractual rate	3.38%
Issue Date	12/2003
Maturity Date	Dec. 01, 2033
Earliest Redemption Date	12/2008
Wintrust Statutory Trust V [Member]
Common Securities	1,238,000
Trust Preferred Securities	40,000,000
Junior Subordinated Debentures	41,238,000	41,238,000
Rate Structure	L+2.60
Contractual rate	3.18%
Issue Date	05/2004
Maturity Date	May 01, 2034
Earliest Redemption Date	06/2009
Wintrust Capital Trust VII [Member]
Common Securities	1,550,000
Trust Preferred Securities	50,000,000
Junior Subordinated Debentures	51,550,000	51,550,000
Rate Structure	L+1.95
Contractual rate	2.50%
Issue Date	12/2004
Maturity Date	Mar. 01, 2035
Earliest Redemption Date	03/2010
Wintrust Capital Trust VIII [Member]
Common Securities	1,238,000
Trust Preferred Securities	40,000,000
Junior Subordinated Debentures	41,238,000	41,238,000
Rate Structure	L+1.45
Contractual rate	2.03%
Issue Date	08/2005
Maturity Date	Sep. 01, 2035
Earliest Redemption Date	09/2010
Wintrust Capital Trust IX [Member]
Common Securities	1,547,000
Trust Preferred Securities	50,000,000
Junior Subordinated Debentures	51,547,000	51,547,000
Rate Structure	L+1.63
Contractual rate	2.18%
Issue Date	09/2006
Maturity Date	Sep. 01, 2036
Earliest Redemption Date	09/2011
Northview Capital Trust I [Member]
Common Securities	186,000
Trust Preferred Securities	6,000,000
Junior Subordinated Debentures	6,186,000	6,186,000
Rate Structure	L+3.00
Contractual rate	3.43%
Issue Date	08/2003
Maturity Date	Nov. 01, 2033
Earliest Redemption Date	08/2008
Town Bankshares Capital Trust I [Member]
Common Securities	186,000
Trust Preferred Securities	6,000,000
Junior Subordinated Debentures	6,186,000	6,186,000
Rate Structure	L+3.00
Contractual rate	3.43%
Issue Date	08/2003
Maturity Date	Nov. 01, 2033
Earliest Redemption Date	08/2008
First Northwest Capital Trust I [Member]
Common Securities	155,000
Trust Preferred Securities	5,000,000
Junior Subordinated Debentures	$ 5,155,000	$ 5,155,000
Rate Structure	L+3.00
Contractual rate	3.58%
Issue Date	05/2004
Maturity Date	May 01, 2034
Earliest Redemption Date	05/2009